The UBS Funds

Prospectus Supplement | April 20, 2018

Supplement to the prospectuses relating to Class A, Class C, and Class P shares, each dated October 27, 2017.

Includes:

•  UBS Dynamic Alpha Fund

•  UBS Global Allocation Fund

•  UBS International Sustainable Equity Fund

•  UBS U.S. Sustainable Equity Fund (formerly, UBS U.S. Large Cap Equity Fund)

•  UBS U.S. Small Cap Growth Fund

•  UBS Municipal Bond Fund

•  UBS Total Return Bond Fund

•  UBS Emerging Markets Equity Opportunity Fund (formerly, UBS Emerging Markets Equity Fund)

Dear Investor,

The purpose of this supplement is to inform you of certain updates to the above-listed series (the "Funds") of The UBS Funds.

I. Portfolio Managers

First, this supplement updates information regarding the portfolio managers of the UBS Dynamic Alpha Fund and UBS Total Return Bond Fund.

Nathan Shetty will no longer serve as portfolio manager for the UBS Dynamic Alpha Fund. Alan Zlatar will assume Mr. Shetty's portfolio management responsibilities for the UBS Dynamic Alpha Fund and José Ignacio Andrés will also continue to serve as a portfolio manager for the UBS Dynamic Alpha Fund.

Therefore, the bullets under the heading "UBS Dynamic Alpha Fund-Fund Summary" and the sub-heading "Portfolio managers" on page 8 of the Prospectus are deleted in their entirety and replaced by the following:

• Alan Zlatar, portfolio manager of the Fund since April 2018.

• José Ignacio Andrés, portfolio manager of the Fund since March 2017.

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Additionally, the second through fourth paragraphs under the heading "Additional information" and the sub-heading "Management-Portfolio management" on pages 86-87 of the Prospectus are deleted in their entirety and replaced by the following:

UBS Dynamic Alpha Fund
Alan Zlatar is the lead portfolio manager and José Ignacio Andrés is a deputy portfolio manager for the UBS Dynamic Alpha Fund. As portfolio managers, Messrs. Zlatar and Andrés have responsibility for allocating the portfolio among the various asset classes and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objectives. The team members have access to additional portfolio managers and analysts within the various asset classes and markets in which the Fund invests, which aids in research and idea generation. Messrs. Zlatar and Andrés also have access to certain members of the fixed-income and equities investment management teams, each of whom may be at certain times (at the discretion of the lead portfolio managers) allocated a specified portion of the portfolio over which he or she has independent responsibility for research, security selection and portfolio construction. Information about Messrs. Zlatar and Andrés is provided below.

Alan Zlatar is a Senior Portfolio Manager on the Investment Solutions team. Alan is also a voting member of the Investment Solutions Investment Committee and contributes to UBS Asset Management's investment debate, as well as to the evolution and improvement of UBS Asset Management's investment process, working in partnership with the research, implementation and analytics teams. Mr. Zlatar joined UBS Asset Management in February 2018 from Vontobel Asset Management where he was most recently Head of Macro & Strategy and Deputy Head of Group Investment Strategy, Multi Asset Class Investments. Prior to this, he was Head of Portfolio Management in Zurich for Deutsche Bank Wealth Management and member of the Global Investment Committee, responsible for managing multi-currency Balanced Portfolios, Equities, Bonds and Swiss Indirect Real Estate.

José Ignacio Andrés is a portfolio manager on the Investment Solutions team, based in Zurich, and an Executive Director at UBS Asset Management. He is also a member of the Investment Solutions Investment Committee. Mr. Andrés has been at UBS Asset Management since 2008. Prior to joining UBS Asset Management, Mr. Andrés was a space scientist working in cooperation with the European Space Agency and the National Aeronautics and Space Administration. Mr. Andrés has been a portfolio manager of the Fund since March 2017.

Jeffrey Haleen and Branimir Petranovic will be added as portfolio managers for UBS Total Return Bond Fund.

Therefore, the bullets under the heading "UBS Total Return Bond Fund-Fund Summary" and the sub-heading "Portfolio managers" on page 36 of the Prospectus are deleted in their entirety and replaced by the following:

• Scott E. Dolan, portfolio manager of the Predecessor Fund since 2012 and of the Fund since its inception.

• Craig G. Ellinger, portfolio manager of the Predecessor Fund since 2012 and of the Fund since its inception.

• Jeffrey Haleen, portfolio manager of the Fund since April 2018.

• Branimir Petranovic, portfolio manager of the Fund since April 2018.

Additionally, the twenty-first through twenty-third paragraphs under the heading "Additional information" and the sub-heading "Management-Portfolio management" on page 89 of the Prospectus are deleted in their entirety and replaced by the following:

UBS Total Return Bond Fund
Scott E. Dolan, Craig G. Ellinger, Jeffrey Haleen and Branimir Petranovic are the members of the investment management team and are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. Messrs. Dolan, Ellinger, Haleen and Petranovic have access to a globally integrated team of credit analysts and other members of the Fixed Income investment management team who may contribute to research, security selection and portfolio construction. Messrs. Dolan, Ellinger, Haleen and Petranovic are responsible for the overall portfolio and for reviewing the overall composition of the portfolio to ensure its compliance with the Fund's stated investment objectives and strategies. Information about Messrs. Dolan, Ellinger, Haleen and Petranovic is provided below.

Scott E. Dolan is Head of US Multi-Sector Fixed Income and a Managing Director at UBS Asset Management. Prior to joining UBS Asset Management in 2008, Mr. Dolan was a managing director and head of securitized assets for Citigroup Alternative Investments. Prior to joining Citigroup, Mr. Dolan was a managing director and head of mortgages and structured assets for Bear Stearns Asset Management and a senior mortgage trader at the Clinton Group. Mr. Dolan also worked at Deutsche Asset Management as a managing director and co-head of the Rates Group responsible for strategy, security selection and trading for MBS, ABS, agencies and treasuries. Mr. Dolan started his career at Scudder, Stevens and Clark, where he managed total return fixed income mutual funds and institutional portfolios. Mr. Dolan has been a portfolio manager of the Predecessor Fund since 2012 and of the Fund since its inception.

Craig G. Ellinger is Head of Fixed Income, North America and a Managing Director at UBS Asset Management. Mr. Ellinger has been an investment professional with UBS Asset Management since 2000 and a portfolio manager of the Predecessor Fund since 2012 and of the Fund since its inception.

Jeffrey Haleen is a Senior Portfolio Manager on the US Multi-Sector Fixed Income team and an Executive Director at UBS Asset Management. Prior to joining UBS Asset Management, Mr. Haleen was a trader for Deutsche Bank's London-based principal finance subsidiary, Winchester Capital, prior to which he was Head of Asset-Backed Securities Credit at Deerfield Capital Management. Mr. Haleen has been a portfolio manager of the Fund since April 2018.

Branimir Petranovic is a Senior Portfolio Manager on the US Multi-Sector Fixed Income Team and an Executive Director at UBS Asset Management. Prior to joining UBS Asset Management, Mr. Petranovic managed fund of hedge fund portfolios at HFR Asset Management, prior to which he worked in the fixed income divisions at Goldman, Sachs & Co. and Scotia Capital. Mr. Petranovic has been a portfolio manager of the Fund since April 2018.

II. Variations to Sales Load Waivers and Discounts

Second, this supplement discloses variations to sales load waivers and discounts that would apply to investors that purchase Class A shares of the Funds through Morgan Stanley Wealth Management transactional brokerage accounts.

Effective immediately, Appendix A to each Prospectus is revised by adding the following as the last section of the appendix:

Effective July 1, 2018, shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the funds' prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
Shares purchased through a Morgan Stanley self-directed brokerage account

Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management's share class conversion program

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

The UBS Funds

Supplement to the Statement of Additional Information | April 20, 2018

Includes:

•  UBS Dynamic Alpha Fund

•  UBS Total Return Bond Fund

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information ("SAI") of the UBS Dynamic Alpha Fund and UBS Total Return Bond Fund series of The UBS Funds (the "Trust"), dated October 27, 2017, as follows:

1. Nathan Shetty will no longer serve as portfolio manager for the UBS Dynamic Alpha Fund. Alan Zlatar will assume Mr. Shetty's portfolio management responsibilities for the UBS Dynamic Alpha Fund and José Ignacio Andrés will also continue to serve as a portfolio manager for the UBS Dynamic Alpha Fund.

Therefore, on page 76 in the SAI under the heading "Investment advisory, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers," the information for Nathan Shetty is deleted in its entirety and replaced with the following:

	Registered investment companies		Other pooled investment vehicles		Other accounts
Portfolio manager (Funds managed)	Number	Assets managed (in millions)	Number	Assets managed (in millions)	Number	Assets managed (in millions)
Alan Zlatar### (UBS Dynamic Alpha Fund)	0	$0	0	$0	0	$0

###  Mr. Zlatar became a portfolio manager of UBS Dynamic Alpha Fund in April 2018. Information for Mr. Zlatar is as of March 31, 2018. Excludes accounts within this SAI.

In addition, on page 78 of the SAI, under the heading "Investment advisory, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers," the information for Nathan Shetty is deleted in its entirety and replaced with the following:

Portfolio Manager/Fund	Range of shares owned
Alan Zlatar[3] (UBS Dynamic Alpha Fund)	None

3  Mr. Zlatar became a portfolio manager of UBS Dynamic Alpha Fund in April 2018. Information for Mr. Zlatar is as of March 31, 2018.

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2. Jeffrey Haleen and Branimir Petranovic will be added as portfolio managers for the UBS Total Return Bond Fund.

Therefore, the following information is added to the table on page 76 in the SAI under the heading "Investment advisory, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers":

	Registered investment companies		Other pooled investment vehicles		Other accounts
Portfolio manager (Funds managed)	Number	Assets managed (in millions)	Number	Assets managed (in millions)	Number	Assets managed (in millions)
Jeffrey Haleen#### (UBS Total Return Bond Fund)	0	$0	1	$75[5]	5	$3,576[4,5]
Branimir Petranovic#### (UBS Total Return Bond Fund)	0	$0	1	$483[5]	6	$1,769[5]

####  Messrs. Haleen and Petranovic became portfolio managers of UBS Total Return Bond Fund in April 2018. Information for Messrs. Haleen and Petranovic is as of March 31, 2018. Excludes accounts within this SAI.

4  One account with a total of approximately $1,570 million has an advisory fee based upon the performance of the account.

5  Accounts were calculated at an exchange rate as of March 31, 2018 of 0.9576.

In addition, the following information is added to the table on page 78 of the SAI, under the heading "Investment advisory, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers":

Portfolio Manager/Fund	Range of shares owned
Jeffrey Haleen[4] (UBS Total Return Bond Fund)	None
Branimir Petranovic[4] (UBS Total Return Bond Fund)	None

4  Messers. Haleen and Petranovic became portfolio managers of UBS Total Return Bond Fund in April 2018. Information for Messrs. Haleen and Petranovic is as of March 31, 2018.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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